Quarterly information (unaudited)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Quarterly information (unaudited)
Note 19. Quarterly information (unaudited)
In April 2021, the board of directors and stockholders approved a Forward Stock Split of the Company's shares of common stock which became effective on April 28, 2021.
Additionally, in connection with the preparation of the Company's financial statements as of and for the three months ended September 30, 2021, we identified an error in the basic and diluted earnings per share calculations for the three months ended June 30, 2021. Specifically, we incorrectly omitted from the basic and diluted weighted-average shares outstanding calculation shares of common stock underlying RSUs that became fully vested during the period but had not been settled through the legal issuance of common stock. Additionally, we identified that we had overstated stock-based compensation expense by $3.5 million for three months ended June 30, 2021 due to an error in the calculation of expense related to grantees' RSU awards.
The table below shows the revised information for the three months ended June 30, 2021, as well as the reported information for the other periods.
	Three months ended
(in thousands, except loss per share)	March 31, 2021	June 30, 2021	September 30, 2021	December 31, 2021
Revenue	$65,707	$ 50,108	$ 52,989	$101,721
Gross profit (loss)	$119	$(16,050)	$(8,039)	$(8,575)
Net loss	$(7,442)	$(52,350)	$(22,915)	$(23,882)
Loss per share:
Basic	$(0.11)	$(0.61)	$(0.24)	$(0.25)
Diluted	$(0.11)	$(0.61)	$(0.24)	$(0.25)
Earnings (loss) per share in the table below reflects the retroactive impact of the Forward Stock Split described above on the weighted average shares outstanding each period used to determine basic and diluted earnings (loss) per share.
	Three months ended
(in thousands, except loss per share)	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Revenue	$32,376	$51,157	$59,640	$44,179
Gross profit (loss)	$ 6,980	$(1,382)	$ 2,866	$(4,825)
Net income (loss)	$3,420	$(6,776)	$(2,840)	$(9,728)
Earnings (loss) per share:
Basic	$0.05	$(0.09)	$(0.04)	$(0.15)
Diluted	$0.04	$(0.09)	$(0.04)	$(0.15)